Putnam Growth Opportunities Fund Supplement	Dec. 06, 2016	Nov. 30, 2016
Putnam Growth Opportunities Fund Supplement
Document Type	497
Document Period End Date	Nov. 30, 2016
Registrant Name	PUTNAM INVESTMENT FUNDS
Central Index Key	0000932101
Amendment Flag	false
Trading Symbol	PMVAX
Document Creation Date	Dec. 06, 2016
Document Effective Date	Dec. 06, 2016
Prospectus Date	Nov. 30, 2016
Supplement Text

Summary Prospectus Supplement	November 30, 2016

Putnam Growth Opportunities Fund
Summary Prospectus dated November 30, 2016

In the sub-section Annual fund operating expenses in the section Fees and expenses, the expense table is replaced with the following.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and	Other	Total annual fund
class	fees†	service (12b-1) fees	expenses <	operating expenses

Class A	0.45%	0.25%	0.32% =	1.02%

Class B	0.45%	1.00%	0.32% =	1.77%

Class C	0.45%	1.00%	0.32% =	1.77%

Class M	0.45%	0.75%	0.32% =	1.52%

Class R	0.45%	0.50%	0.32% =	1.27%

Class R5	0.45%	N/A	0.22%	0.67%

Class R6	0.45%	N/A	0.12%	0.57%

Class Y	0.45%	N/A	0.32% =	0.77%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

< Reflects current fees

† Management fees are subject to a performance adjustment. Reflects amendment to management contract effective October 24, 2016.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

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